Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The following is a discussion of the Company’s equity award grant practices in relation to the disclosure of material nonpublic information, as required by Item 402(x) of Regulation S-K. Equity awards are discretionary and are generally granted at the discretion of the Compensation Committee. The Company does not currently (and during 2024 did not) grant stock options to its employees. The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Eligible employees, including our NEOs, also have the opportunity to participate in the AFL Stock Plan through monthly payroll deductions. The Company may periodically make additional equity grants during the course of the year, but as a matter of policy does not make equity grants in advance of material news releases. Each year, typically in February, the Compensation Committee meets shortly after the Company’s fiscal year results are released to the public. At that time, the Compensation Committee reviews recommendations developed by the CEO and CFO (with input from Mercer as the Compensation Committee’s independent consultant) for setting amounts and metrics with respect to LTI awards of PBRS and time-based restricted stock. For PBRS, the specific Company performance objectives are aligned with long-term corporate strategy, and thus are intended to drive shareholder value and ensure financial soundness.
For 2024, the Compensation Committee established the following metrics for the PBRS grant to all NEOs excluding Mr. Miller:
•Adjusted Return on Shareholders’ Equity
•Risk-Based Capital
•Solvency Margin Ratio/Economic Solvency Ratio
The Compensation Committee established the following metrics for the PBRS grant to Mr. Miller:
•Adjusted Return on Shareholders’ Equity
•Risk-Based Capital
•End-Point Expense Ratio
In addition, relative Total Shareholder Return (RTSR) to Peer Group acts as a modifier for all NEOs.
Award Timing Method	Each year, typically in February, the Compensation Committee meets shortly after the Company’s fiscal year results are released to the public. At that time, the Compensation Committee reviews recommendations developed by the CEO and CFO (with input from Mercer as the Compensation Committee’s independent consultant) for setting amounts and metrics with respect to LTI awards of PBRS and time-based restricted stock. For PBRS, the specific Company performance objectives are aligned with long-term corporate strategy, and thus are intended to drive shareholder value and ensure financial soundness.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee did not take material nonpublic information into account when determining the timing and terms of equity awards in 2024, and the Company does not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false